Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings

	Year Ended December 31,
(U.S. Dollars in thousands)	2021	2020	2019
Realized gain (loss):
Interest rate swap contracts	$(10,094)	$(3,528)	$3,812
Foreign exchange forward contracts	—	(109)	(2,933)
Total realized gain (loss):	(10,094)	(3,637)	879
Unrealized gain (loss):
Interest rate swap contracts	20,054	(21,795)	(20,663)
Foreign exchange forward contracts	—	(247)	1,987
Total unrealized gain (loss):	20,054	(22,042)	(18,676)
Total realized and unrealized gain (loss) on derivative instruments:	$9,960	$(25,679)	$(17,797)